Advance to suppliers and third parties (Tables)	12 Months Ended
Dec. 31, 2022
Advance To Suppliers And Third Parties
Schedule of advance to suppliers and third parties

	2022	2021
Advance to domestic suppliers	227,036	255,024
Advance to international suppliers	65,141	42,524
Advance for materials and repairs	60,179	48,932
Total	352,356	346,480

Current	302,658	270,342
Non-current	49,698	76,138